Changes in shareholders' equity (Details) ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CNY (¥) shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 2,060,089		¥ 1,187,406
Profit for the period	257,708	$ 35,691	18,072
Other comprehensive income	7,509	1,040	(2,080)
Total comprehensive income	265,217	36,731	15,992
Share based compensation	3,142		141,580
Balances at the end	¥ 2,328,448	$ 322,486	1,343,950
Cumulative effect of the adoption
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			(1,028)
Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			1,186,378
Class A ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning (in shares) | shares	340,316,306	340,316,306
Balances at the end (in shares) | shares	344,458,568	344,458,568
Class B ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning (in shares) | shares	73,680,917	73,680,917
Balances at the end (in shares) | shares	73,680,917	73,680,917
Total equity (deficit) attributable to shareholders of the Company
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 2,068,068		1,197,305
Profit for the period	257,158		17,875
Other comprehensive income	7,509		(2,080)
Total comprehensive income	264,667		15,795
Share based compensation	3,142		141,580
Balances at the end	2,335,877		1,353,652
Total equity (deficit) attributable to shareholders of the Company | Cumulative effect of the adoption
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			(1,028)
Total equity (deficit) attributable to shareholders of the Company | Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			1,196,277
Ordinary shares | Class A ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 244		¥ 229
Balances at the beginning (in shares) | shares	339,104,792	339,104,792	319,677,037
Balances at the end	¥ 244		¥ 229
Balances at the end (in shares) | shares	339,104,792	339,104,792	319,677,037
Ordinary shares | Class A ordinary shares | Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			¥ 229
Balances at the beginning (in shares) | shares			319,677,037
Ordinary shares | Class B ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 56		¥ 56
Balances at the beginning (in shares) | shares	73,680,917	73,680,917	73,680,917
Balances at the end	¥ 56		¥ 56
Balances at the end (in shares) | shares	73,680,917	73,680,917	73,680,917
Ordinary shares | Class B ordinary shares | Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			¥ 56
Balances at the beginning (in shares) | shares			73,680,917
Additional paid-in capital
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 1,555,773		¥ 1,286,189
Share based compensation	3,142		141,580
Balances at the end	1,558,915		1,427,769
Additional paid-in capital | Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			1,286,189
Retained earnings (Accumulated Deficit)
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	507,226		(78,304)
Profit for the period	257,158		17,875
Total comprehensive income	257,158		17,875
Balances at the end	764,384		(61,457)
Retained earnings (Accumulated Deficit) | Cumulative effect of the adoption
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			(1,028)
Retained earnings (Accumulated Deficit) | Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			(79,332)
Accumulated other comprehensive income (loss)
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	4,769		(10,865)
Other comprehensive income	7,509		(2,080)
Total comprehensive income	7,509		(2,080)
Balances at the end	12,278		(12,495)
Accumulated other comprehensive income (loss) | Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			(10,865)
Non-controlling interests
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	(7,979)		(9,899)
Profit for the period	550		197
Total comprehensive income	550		197
Balances at the end	¥ (7,429)		(9,702)
Non-controlling interests | Cumulative Effect, Period of Adoption, Adjusted Balance
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning			¥ (9,899)